Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000125279
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income VIT Fund
Account Value	$ 10,000	$ 10,022	$ 9,712	$ 9,826	$ 11,510	$ 11,253	$ 10,909	$ 10,803	$ 11,081	$ 10,400	$ 9,820
C000125280
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income VIT Fund
Account Value	$ 10,000	9,551	9,271	9,437	11,156	11,022	10,804	10,765	11,165	10,477	9,867
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186